Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Trade and Other Receivables

	2022 £m	2021 £m

Trade receivables, net of loss allowance	5,452	6,246

Accrued income	19	12

Prepayments	343	315

Interest receivable	2	3

Employee loans and advances	11	18

Other receivables	1,226	1,266

	7,053	7,860

Summary of Loss Allowance

Loss allowance - trade receivables	2022 £m	2021 £m

At 1 January	150	151

Exchange adjustments	9	(3)

Charge for the year	35	52

Transfer to assets held for sale	(60)	–

Subsequent recoveries of amounts provided for	(19)	(39)

Utilised	(24)	(11)

At 31 December	91	150